Multi-Hedge Strategies Fund Expense Example, No Redemption - Class A Class C and Institutional [Member] - Multi-Hedge Strategies Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 277
Expense Example, No Redemption, 3 Years	856
Expense Example, No Redemption, 5 Years	1,462
Expense Example, No Redemption, 10 Years	$ 3,097